UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
August 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.8%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.4%
Alabama Housing Finance Authority,
SFMR (LOC; Bayerische
Landesbank)		2.20	9/7/08	10,000,000 a	10,000,000
Jefferson County,
Sewer Revenue Capital
Improvement Warrants		5.38	2/1/09	6,000,000 b	6,147,591

Arkansas--2.7%
Morgan Keegan Municipal Products
Inc. (Arkansas Development
Finance Authority, SFMR)
(Liquidity Facility; BNP
Paribas and LOC; Natixis)		2.14	9/7/08	24,020,000 a,c	24,020,000
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)		1.99	9/7/08	5,650,000 a	5,650,000

California--1.6%
FHLMC Multifamily Certificates
(Liquidity Facility; FHLMC and
LOC; FHLMC)		2.19	9/7/08	17,465,800 a,c	17,465,800

Colorado--3.0%
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)		1.88	9/7/08	10,000,000 a	10,000,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)		2.13	9/7/08	9,700,000 a	9,700,000
Morgan Keegan Municipal Products
Inc. (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)		2.04	9/7/08	2,580,000 a,c	2,580,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)		1.89	9/7/08	6,600,000 a	6,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue		1.85	9/7/08	5,000,000 a	5,000,000

Delaware--.6%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	2.05	9/7/08	6,500,000 a	6,500,000

District of Columbia--2.7%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	1.92	9/7/08	14,655,000 a,c	14,655,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	1.94	9/7/08	9,780,000 a	9,780,000
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	1.63	9/9/08	6,000,000	6,000,000

Florida--23.2%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.17	9/7/08	3,285,000 a,c	3,285,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	2.00	9/7/08	20,000,000 a	20,000,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	2.09	9/7/08	8,500,000 a	8,500,000
Broward County Housing Finance
Authority, SFMR	4.85	10/1/08	10,000,000	10,007,952
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	2.02	9/7/08	605,000 a,c	605,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.08	9/7/08	25,840,000 a,c	25,840,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000	25,180,781
Collier County Industrial
Development Authority, IDR
(March Project) (LOC; Wachovia
Bank)	2.05	9/7/08	2,630,000 a	2,630,000
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust
Bank)	2.30	9/7/08	475,000 a	475,000
Escambia County Health Facilities
Authority, Healthcare

Facilities Revenue, Refunding
(Azalea Trace, Inc. Obligated
Group) (LOC; Bank of America)	2.75	9/1/08	10,400,000 a	10,400,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	2.02	9/7/08	1,315,000 a,c	1,315,000
Florida Development Finance
Corporation, IDR (Air
Technology) (LOC; Wachovia
Bank)	2.05	9/7/08	2,000,000 a	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	2.05	9/7/08	2,775,000 a	2,775,000
Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc. Project)
(LOC; Wachovia Bank)	2.05	9/7/08	1,230,000 a	1,230,000
Florida Development Finance
Corporation, IDR (Energy
Planning Associates
Corporation Project) (LOC;
Wachovia Bank)	2.05	9/7/08	1,235,000 a	1,235,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project) (LOC;
Wachovia Bank)	2.05	9/7/08	2,000,000 a	2,000,000
Florida Development Finance
Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	2.05	9/7/08	1,730,000 a	1,730,000
Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project) (LOC;
Wachovia Bank)	2.05	9/7/08	1,495,000 a	1,495,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project) (LOC;
SunTrust Bank)	2.10	9/7/08	790,000 a	790,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	2.05	9/7/08	600,000 a	600,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	2.10	9/7/08	1,720,000 a	1,720,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	2.04	9/7/08	4,020,000 a	4,020,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG

SunAmerica Assurance)	2.05	9/7/08	10,130,000 a	10,130,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	1.85	9/7/08	13,000,000 a	13,000,000
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; MBIA, Inc.)	5.00	10/1/08	600,000	600,597
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	2.00	9/7/08	2,290,000 a	2,290,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	1.96	9/7/08	4,000,000 a	4,000,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	2.55	9/1/08	15,200,000 a	15,200,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company
Project) (LOC; SouthTrust Bank)	2.10	9/7/08	1,140,000 a	1,140,000
Jacksonville Port Authority,
CP (LOC; JPMorgan Chase Bank)	1.78	9/10/08	20,000,000	20,000,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	2.09	9/7/08	5,770,000 a	5,770,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	2.02	9/7/08	1,400,000 a,c	1,400,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	2.20	9/7/08	1,800,000 a	1,800,000
Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	2.05	9/7/08	2,500,000 a	2,500,000
Miami-Dade County,
Aviation Revenue, Refunding
(Miami International Airport)
(Insured; FGIC)	5.25	10/1/08	100,000	100,099
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	1.99	9/7/08	1,750,000 a	1,750,000
Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	2.00	9/7/08	2,710,000 a	2,710,000
Miami-Dade County Industrial
Development Authority, IDR

(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Company)	2.00	9/7/08	1,730,000 a	1,730,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	2.05	9/7/08	1,650,000 a	1,650,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	2.00	9/7/08	1,300,000 a	1,300,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	1.95	9/7/08	205,000 a	205,000
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply Inc. Project) (LOC;
Wachovia Bank)	2.05	9/7/08	2,390,000 a	2,390,000
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises, Inc.
Project) (LOC; SunTrust Bank)	2.10	9/7/08	1,740,000 a	1,740,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	2.10	9/7/08	1,430,000 a	1,430,000
Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	2.05	9/7/08	2,350,000 a	2,350,000
Polk County Industrial Development
Authority, IDR (Elite Building
Products, Inc. Project) (LOC;
Wachovia Bank)	2.05	9/7/08	1,890,000 a	1,890,000
Polk County Industrial Development
Authority, IDR (Florida Treatt,
Inc. Project) (LOC; Bank of
America)	2.20	9/7/08	3,345,000 a	3,345,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project) (LOC;
Wachovia Bank)	2.00	9/7/08	2,330,000 a	2,330,000
Riveria Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	2.05	9/7/08	1,885,000 a	1,885,000
Saint John's County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	2.05	9/7/08	1,045,000 a	1,045,000
Saint Lucie County,
PCR, Refunding (Florida Power
and Light Company Project)	2.44	9/1/08	8,725,000 a	8,725,000
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	2.10	9/7/08	1,000,000 a	1,000,000
University of South Florida

Financing Corporation, COP
(University of South Florida
Financing Corporation Master
Lease Program) (LOC; Wachovia
Bank)	1.80	9/7/08	11,475,000 a	11,475,000
Volusia County School District,
GO Notes, TAN	4.00	9/17/08	4,000,000	4,000,946

Georgia--1.7%
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	2.00	9/7/08	4,000,000 a	4,000,000
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen, Inc. Project) (LOC;
Wachovia Bank)	2.00	9/7/08	5,600,000 a	5,600,000
Monroe County Development
Authority, PCR (Georgia Power
Company Plant Scherer Project)	2.42	9/1/08	3,800,000 a	3,800,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	2.00	9/7/08	5,700,000 a,c	5,700,000

Hawaii--1.3%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity
Facility; Citigroup and LOC;
Citigroup)	2.00	9/7/08	15,000,000 a,c	15,000,000

Idaho--1.3%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	2.53	9/1/08	15,000,000 a	15,000,000

Illinois--3.6%
Chicago,
Collateralized SFMR	3.58	10/7/08	1,450,000	1,450,000
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	1.98	10/1/08	3,080,000	3,080,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	1.80	9/7/08	28,000,000 a	28,000,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC

Project) (LOC; Wells Fargo
Bank)	2.05	9/7/08	7,370,000 a	7,370,000

Indiana--1.5%
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	10,000,000	10,000,000
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	7,000,000	7,000,000

Iowa--.7%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	2.20	9/7/08	6,000,000 a	6,000,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue, Refunding
(Loras College Project) (LOC;
ABN-AMRO)	2.40	9/1/08	2,000,000 a	2,000,000

Kansas--1.1%
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000	7,038,065
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	1.95	9/7/08	5,500,000 a	5,500,000

Kentucky--4.8%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	2.15	9/7/08	47,700,000 a	47,700,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	2.63	10/1/08	3,600,000	3,600,000
Laurel County,
Revenue (Bluegrass Holdings,
LLC Project) (LOC; Wells Fargo
Bank)	1.94	9/7/08	3,000,000 a	3,000,000

Louisiana--.7%
Ascension Parish,
Revenue, CP (BASF AG)	1.95	9/4/08	5,000,000	5,000,000
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	1.99	9/7/08	3,320,000 a	3,320,000

Maryland--.5%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	1.71	9/7/08	5,305,000 a	5,305,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)

(LOC; M&T Bank)	2.09	9/7/08	330,000 a	330,000

Massachusetts--3.8%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	2.00	9/7/08	15,000,000 a	15,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	6/11/09	12,000,000	12,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Liquidity Facility;
Bank of Nova Scotia)	1.75	9/7/08	16,000,000 a	16,000,000

Michigan--.2%
Kalamazoo Hospital Finance
Authority, HR, Refunding
(Bronson Methodist Hospital)
(Insured; FSA)	2.65	5/15/09	1,850,000	1,850,000

Mississippi--1.2%
Mississippi Development Bank,
Special Obligation Revenue
(Insured; FSA and Liquidity
Facility; Citibank NA)	1.96	9/7/08	13,655,000 a,c	13,655,000

Missouri--.9%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	1.55	9/16/08	10,000,000	10,000,000

Nebraska--1.8%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Assured
Guaranty and Liquidity
Facility; Citibank NA)	1.87	9/7/08	20,085,000 a,c	20,085,000

New Hampshire--1.1%
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth N.A.)	1.88	9/7/08	4,075,000 a	4,075,000
Rockingham County,
GO Notes, TAN	2.50	12/18/08	7,845,000	7,863,852

New York--1.3%
New York State Housing Finance
Agency, Housing Revenue (55

West 25th Street) (Liquidity
Facility; FNMA and LOC; FNMA)	1.95	9/7/08	15,000,000 a	15,000,000

North Carolina--2.7%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (The
Fletcher School) (LOC;
Wachovia Bank)	1.90	9/7/08	10,000,000 a	10,000,000
Raleigh-Durham Airport Authority,
Airport Revenue, Refunding
(LOC; Wachovia Bank)	1.91	9/7/08	20,000,000 a	20,000,000

North Dakota--.9%
North Dakota Housing Finance
Agency, Revenue (Housing
Finance Program - Home
Mortgage Finance Program)	3.00	4/14/09	9,750,000	9,779,364

Ohio--2.9%
Cleveland,
COP, Refunding (Cleveland
Stadium Project) (LOC;
Wachovia Bank)	1.85	9/7/08	10,000,000 a	10,000,000
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	1.87	9/7/08	1,400,000 a,c	1,400,000
Liberty Union-Thurston Local
School District, School
Facilities Construction and
Improvement GO Notes, BAN	2.63	10/30/08	6,000,000	6,007,892
Marysville,
Tax Increment Financing
Revenue Notes (Coleman's
Crossing Road) (LOC; Fifth
Third Bank)	4.25	9/11/08	3,505,000	3,505,461
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
KBC Bank and LOC; GNMA)	1.95	9/7/08	11,500,000 a	11,500,000

Pennsylvania--8.6%
Dauphin County General Authority,
School Revenue (School
District Pooled Financing
Program II) (Liquidity
Facility; Bank of Nova Scotia)	1.84	9/7/08	23,000,000 a	23,000,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.25	9/7/08	20,000,000 a	20,000,000
Horizon Hospital System Authority,

Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	1.89	9/7/08	1,800,000 a	1,800,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	1.89	9/7/08	6,675,000 a	6,675,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	1.89	9/7/08	5,755,000 a	5,755,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	5,000,000	5,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	1.99	9/7/08	15,000,000 a	15,000,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured: Berkshire Hathaway
Finance and Merrill Lynch
Capital Services)	1.83	9/7/08	15,000,000 a,c	15,000,000
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	2.04	9/7/08	3,475,000 a	3,475,000

Rhode Island--.8%
Rhode Island Housing and Mortgage
Finance Corporation, Housing
Revenue (Rental Housing
Program) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.05	9/7/08	9,270,000 a	9,270,000

South Carolina--.1%
Richland County,
GO Notes	3.75	3/1/09	1,300,000	1,312,092

Tennessee--4.3%
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	1.87	9/7/08	24,430,000 a,c	24,430,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Taud Loan

Program)	2.63	10/1/08	4,725,000	4,725,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.87	9/7/08	7,865,000 a,c	7,865,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	1.87	9/7/08	7,950,000 a,c	7,950,000
Tennessee Energy Acquisition
Corporation, Gas Revenue
(Insured; AMBAC)	4.50	9/1/08	3,000,000	3,000,000

Texas--9.0%
Dallas,
CP (Liquidity Facility; Bank
of America)	1.57	9/8/08	15,900,000	15,900,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	2.10	4/29/09	10,000,000	10,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	1.65	9/9/08	5,000,000	5,000,000
North Texas Higher Education
Authority Inc., Student Loan
Revenue (LOC; DEPFA Bank PLC)	1.98	9/7/08	10,000,000 a	10,000,000
North Texas Tollway Authority,
BAN	4.13	11/19/08	6,220,000	6,221,800
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	2.15	9/7/08	5,000,000 a	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Texas
Transportation Commission, GO
Mobility Funds Bonds)
(Liquidity Facility; Merrill
Lynch Capital Services)	1.84	9/7/08	4,995,000 a,c	4,995,000
Revenue Bond Certificate Series
Trust, Revenue (Dewitt) (GIC;
American International Group
Funding Inc.)	2.54	9/7/08	8,265,000 a,c	8,265,000
Revenue Bond Certificate Series
Trust, Revenue (Heather Lane
Apartments) (GIC; American
International Group Funding
Inc.)	2.54	9/7/08	10,600,000 a,c	10,600,000
Revenue Bond Certificate Series
Trust, Revenue (Landings)
(GIC; American International
Group Funding Inc.)	2.54	9/7/08	8,370,000 a,c	8,370,000
Revenue Bond Certificate Series
Trust, Revenue (Ranch View)
(GIC; American International

Group Funding Inc.)	2.54	9/7/08	5,675,000 a,c	5,675,000
Revenue Bond Certificate Series
Trust, Revenue (Silverton
Village Town Homes) (GIC;
American International Group
Funding Inc.)	2.54	9/7/08	5,860,000 a,c	5,860,000
Revenue Bond Certificate Series
Trust, Revenue (Wildwood
Branch) (GIC; American
International Group Funding
Inc.)	2.54	9/7/08	3,660,000 a,c	3,660,000

Vermont--1.5%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon)	1.80	9/9/08	5,000,000	5,000,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Gifford Medical Center
Project) (LOC; Key Bank)	2.50	9/1/08	1,115,000 a	1,115,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Banknorth NA)	2.50	9/1/08	10,680,000 a	10,680,000

Virginia--2.4%
Lynchburg Industrial Development
Authority, HR (Centra Health)
(LOC; Branch Banking and Trust
Co.)	1.80	9/7/08	9,050,000 a	9,050,000
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC; Wachovia
Bank)	2.45	9/1/08	12,000,000 a	12,000,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	6,000,000	6,051,266

Washington--1.5%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	2.01	9/7/08	4,060,000 a	4,060,000
Port of Seattle,
Subordinate Lien Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.85	9/7/08	13,000,000 a	13,000,000

Wisconsin--1.9%
Wisconsin Health and Educational
Facilities Authority, Health
Care Facilities Revenue
(Essentia Health Obligated

Group) (Insured; Assured
Guaranty and Liquidity
Facility; U.S. Bank NA)	2.48	9/1/08	4,500,000 a	4,500,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gundersen Clinic, Ltd. and
Gundersen Lutheran Medical
Center, Inc.) (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.60	9/1/08	16,300,000 a	16,300,000

Wyoming--.5%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	6,000,000	6,000,000

Total Investments (cost $1,116,888,558)			99.8%	1,116,888,558
Cash and Receivables (Net)			.2%	2,731,786
Net Assets			100.0%	1,119,620,344

a Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.
b This security is prerefunded; the date shown represents the prerefunded date. Bond which ise prerefunded is collateralized by U.S. Government security which is held in escrow and is used to pay principal and interest on the municipal issue and to retire the bond in full at the earliest refunding date.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $249,675,800 or 22.3% of net assets.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,116,888,558

Level 3 - Significant Unobservable Inputs	0

Total	1,116,888,558

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)